COLLABORATION AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
COLLABORATION AGREEMENTS
3.	COLLABORATION AGREEMENTS

In December 2007 the Company entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”). Pursuant to this agreement, Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). The Company has suspended further development of NOV-205; however, this suspension may not impact the development strategy of Lee’s Pharm.  Under the terms of the agreement the Company received a license fee of $500,000 in March 2008 and is entitled to receive up to $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm. This initial $500,000 payment received is being amortized over the estimated term of this agreement, 15 years. Accordingly, $8,333 of license revenue was recognized in each of the three-month periods ended March 31, 2011 and 2010.

The Lee’s Pharm agreement provides that the Company receive royalty payments of 20-25% of net sales of NOV-002 in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. Lee’s Pharm is obligated to reimburse the Company for the manufacturing cost of pharmaceutical products provided to Lee’s Pharm in connection with the agreement. Lee’s Pharm has committed to spend a minimum amount on development in the first four years of the agreement. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

On February 11, 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), which includes the Company’s compound, NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.

For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  Novelos may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.  If any regulatory approval within the Mundipharma Territory is suspended as a result of issues related to the safety of the Licensed Products, then Mundipharma’s obligations under the Collaboration Agreement will be suspended until the regulatory approval is reinstated.  If that reinstatement does not occur within 12 months of the suspension, then Mundipharma may terminate the Collaboration Agreement.

Concurrently with the execution of the Collaboration Agreement, Novelos completed a private placement of Series E preferred stock and common stock purchase warrants to Purdue.

The Company expects that the negative results of its Phase 3 Trial will adversely affect development and commercialization of NOV-002 under the collaboration agreements with Lee’s Pharm and Mundipharma.

5.	COLLABORATION AGREEMENTS

2007 Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd.

In December 2007 the Company entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”). Pursuant to this agreement, Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). The Company has suspended further development of NOV-205; however, this suspension may not impact the development strategy of Lee’s Pharm.  Under the terms of the agreement the Company received a license fee of $500,000 in March 2008 and is entitled to receive up to $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm. This initial $500,000 payment received is being amortized over the estimated term of this agreement, 15 years. Accordingly, $33,000 of license revenue was recognized in each of the years ended December 31, 2010 and 2009.

The Lee’s Pharm agreement provides that the Company receive royalty payments of 20-25% of net sales of NOV-002 in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. Lee’s Pharm is obligated to reimburse the Company for the manufacturing cost of pharmaceutical products provided to Lee’s Pharm in connection with the agreement. Lee’s Pharm has committed to spend a minimum amount on development in the first four years of the agreement. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

2009 Collaboration Agreement with Mundipharma

On February 11, 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), which includes the Company’s lead compound, NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.

For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  Novelos may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.  If any regulatory approval within the Mundipharma Territory is suspended as a result of issues related to the safety of the Licensed Products, then Mundipharma’s obligations under the Collaboration Agreement will be suspended until the regulatory approval is reinstated.  If that reinstatement does not occur within 12 months of the suspension, then Mundipharma may terminate the Collaboration Agreement.

Concurrently with the execution of the Collaboration Agreement, Novelos completed a private placement of Series E preferred stock and common stock purchase warrants to Purdue.

The Company expects that the negative results of its Phase 3 Trial will adversely affect development and commercialization of NOV-002 under the collaboration agreements with Lee’s Pharm and Mundipharma.